Summary of Significant Accounting Policies - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of significant accounting policies [Line Items]
Equity	$ 4,409	$ 4,538	$ 5,007	$ 5,839
Useful lives or amortization rates, intangible assets other than goodwill	P4Y
Employer matching contribution, percent of employee's salary	5.00%
Defined contribution plan, vesting percentage after three years	30.00%
Defined contribution plan, vesting percentage increase after ten years	100.00%
Gaming tax on gross gaming revenues [Member]
Disclosure of significant accounting policies [Line Items]
Applicable tax rate	35.00%
Additional tax on gross gaming revenues [Member]
Disclosure of significant accounting policies [Line Items]
Applicable tax rate	4.00%
Bottom of range [member]
Disclosure of significant accounting policies [Line Items]
Useful lives or depreciation rates, investment property	P3Y
Top of range [member]
Disclosure of significant accounting policies [Line Items]
Useful lives or depreciation rates, investment property	P50Y
Retained earnings
Disclosure of significant accounting policies [Line Items]
Equity	$ 2,714	2,888	$ 3,327	$ 4,171
IFRS 9 [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of significant accounting policies [Line Items]
Equity		24
IFRS 9 [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member] | Retained earnings
Disclosure of significant accounting policies [Line Items]
Equity		$ 24
IFRS 16 [Member] | Increase (decrease) due to changes in accounting policy required by IFRSs [member]
Disclosure of significant accounting policies [Line Items]
Right-of-use assets	6
Lease liabilities	$ 6